Leases - Schedule of amounts recognized in statement of cash flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Payment of principal portion of lease liabilities	€ (221)	€ (233)	€ (239)
Interest paid on lease liabilities	(35)	(31)	(27)
Total	(256)	(266)	(267)
Aggregate continuing and discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Payment of principal portion of lease liabilities	(221)	(233)	(239)
Interest paid on lease liabilities	€ (35)	€ (33)	€ (28)